Accounts Payable and Accrued Expenses	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

NOTE 11 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

At September 30, 2020 and March 31, 2020, the Company is obligated to pay $751,366 and $794,057, respectively, in accounts payable and accrued expenses. Of the total at September 30, 2020, $517,278 is made up of accounts payable, while the $234,088 in accrued expenses is made up of a tenant improvement allowance of $7,500 and $226,588 is made up of past employee’s accrued salaries and related payroll taxes payable. Of the total at March 31, 2020 of $794,057, $556,653 is made up of accounts payable, while the $237,404 in accrued expenses is made up of past employee’s accrued salaries and related payroll taxes payable. The potential payroll taxes owed are not due until the accrued compensation has been paid. Since the Company has not paid these accrued wages, the Company has appropriately left the potential payroll taxes associated with these accrued wages unpaid. The Company has established an accrued liability for the potential taxes of approximately $15,209 and $22,025 at September 30, 2020 and March 31, 2020, respectively.

NOTE 10 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

At March 31, 2020, the Company is obligated to pay $794,057 (2019: $854,990) in accounts payable and accrued expenses. Of the total, $556,653 (2019: $524,273) is made up of accounts payable, while the $237,404 (2019: $330,717) in accrued expenses is made up of past employee’s accrued salaries and related payroll taxes payable. The Company has not paid the related payroll taxes, consisting primarily of Social Security and Medicare taxes. As a result, the Company has established an accrued liability for the unpaid salaries, along with related taxes of approximately $22,026 (2019: $58,124) at March 31, 2020 and 2019, respectively.